Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	13 Months Ended	14 Months Ended	19 Months Ended	22 Months Ended	41 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 12, 2023	Oct. 31, 2023	Jul. 31, 2023	Jul. 11, 2023	May 19, 2023	Apr. 30, 2023	Jan. 31, 2023	Jan. 10, 2023	Oct. 31, 2022	Oct. 04, 2022	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Mar. 16, 2021
C000238207 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,039	$ 12,039	$ 12,039	$ 12,039	$ 12,039	$ 12,039			$ 11,809			$ 11,549			$ 11,125	$ 10,962			$ 10,640	$ 10,466		$ 10,021	$ 10,000
Average Annual Return, Percent	9.82%				10.70%
C000238207 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	8.99%				10.79%
C000242862 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,355	$ 10,355	10,355	10,355	$ 10,355	10,355			10,239			10,199			10,014	10,011	$ 10,000
Average Annual Return, Percent	3.43%	3.35%
C000242862 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	3.61%	3.51%
C000225367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,297	$ 10,297	10,297	10,297	10,297	$ 10,297						10,140				9,879				9,805				$ 9,784	$ 10,067	$ 10,322	$ 10,000
Average Annual Return, Percent	4.23%					0.87%
C000225367 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	5.19%					1.04%
C000242803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,151	11,151	$ 11,151	11,151	11,151	$ 11,151			10,784			10,797			10,128	10,214		$ 10,000
Average Annual Return, Percent	9.17%		9.48%
C000242803 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	9.00%		9.75%
C000219258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,419	10,419	$ 10,419	10,419	10,419	$ 10,419						9,887				9,463				9,422				9,531	10,345	10,775	10,000
Average Annual Return, Percent	10.10%					1.22%
C000219258 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	10.89%					1.53%
C000239899 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,342	11,342	11,342	$ 11,342	11,342	$ 11,342			11,146			10,955			10,664	10,473			10,240	10,138	$ 10,000
Average Annual Return, Percent	8.29%			8.43%
C000239899 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	8.06%			8.54%
C000246586 [Member]
Account Value [Line Items]
Account Value	$ 10,484	10,484	10,484	$ 10,484	10,484	10,484	$ 10,225	$ 10,138	9,966	$ 10,203	$ 10,110	10,248	$ 10,250	$ 10,000
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 10,644	10,644	$ 10,644	$ 10,644	$ 10,644	10,644			10,145			10,412			9,622	10,069		$ 10,000	10,180	10,135	10,000		10,000
Average Annual Return, Percent	5.72%		5.15%	4.09%	5.08%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 9,949	$ 9,949	$ 9,949	$ 9,949	$ 9,949	$ 9,949			10,225			9,848			9,551	9,590	10,000			9,571				9,502	9,892	10,209	10,000
Average Annual Return, Percent	3.74%	4.23%				(0.15%)
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	$ 10,425	$ 10,425	10,425	10,425	10,425	$ 10,425	$ 10,187	$ 10,092	9,923	$ 10,181	$ 10,087	10,232	$ 10,260	$ 10,000
Morningstar LSTA Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Account Value	$ 12,149	12,149	12,149	12,149	$ 12,149	12,149			11,913			11,636			11,233	10,999			10,639	10,471		$ 10,037	$ 10,000
Average Annual Return, Percent	10.45%				11.27%
Bloomberg California Municipal 0 2 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal 0-2 Year Index
Account Value	$ 10,345	$ 10,345	10,345	10,345	$ 10,345	10,345			10,222			10,190			10,028	10,014	$ 10,000
Average Annual Return, Percent	3.31%	3.28%
Bloomberg Municipal 3 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 3-10 Year Index
Account Value	$ 9,946	$ 9,946	9,946	9,946	9,946	$ 9,946						9,923				9,685				9,726				9,647	9,814	10,124	10,000
Average Annual Return, Percent	2.70%					(0.16%)
Bloomberg Custom Blend Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Custom Blend Benchmark
Account Value	$ 10,475	10,475	10,475	10,475	10,475	$ 10,475						9,971				9,650				9,580				9,636	10,215	10,489	10,000
Average Annual Return, Percent	8.55%					1.39%
Bloomberg Municipal High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Account Value	$ 10,557	10,557	10,557	10,557	10,557	$ 10,557						9,981				9,652				9,590				$ 9,671	$ 10,271	$ 10,530	$ 10,000
Average Annual Return, Percent	9.38%					1.62%
JP Morgan CLOIE AAA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan CLOIE AAA Index
Account Value	$ 11,305	$ 11,305	$ 11,305	$ 11,305	$ 11,305	$ 11,305			$ 11,115			$ 10,924			$ 10,659	$ 10,493			$ 10,228	$ 10,104	$ 10,000
Average Annual Return, Percent	7.74%			8.21%